Inventories (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventories
Pharmaceuticals	¥ 914	¥ 2,942
Medical consumables	29,652	30,394
Total current inventories	¥ 30,566	¥ 33,336